SHAREHOLDERS' EQUITY (NARRATIVE) (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			34 Months Ended	12 Months Ended	36 Months Ended	60 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014 Rate	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014	Dec. 31, 2006	Dec. 31, 2009	Dec. 31, 2014	May 30, 2014	May 31, 2013	May 31, 2010	Mar. 28, 2013	May 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, increase in authorized amount							$ 1,200,000,000
Payments for Repurchase of Common Stock				319,100,000	118,400,000	180,200,000
Payments for Repurchase of Warrants	57,400,000
Stock repurchase program, remaining repurchase authorized amount				420,900,000						420,900,000
Common stock dividends paid				51,000,000	24,400,000	13,900,000
Dividends (in dollars per share)		$ 0.06	$ 0.03	$ 0.24	$ 0.11	$ 0.06
Available for future grant (in shares)			9,099,000	8,571,000	9,099,000	9,713,000				8,571,000
Proceeds from stock options exercised				5,000,000	15,100,000	3,100,000
Price of junior preferred stock (per 1/1000 of a share)				$ 25.00						25.00
Junior preferred stock right becomes exercisable when a person or group becomes owner of stated percentage (more than)				4.99%
Conversion rate per $1000 principal amount of 7.0% convertible debentures, shares (in shares)				182.149400000						182.149400000
Par value of each 7.0% convertible debenture				1,000						1,000
Conversion price (in dollars per share)				$ 5.49						5.49
Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Series B junior participating preferred stock par value (in dollars per share)				$ 0.01						0.01
Junior preferred stock, purchase right to purchase fractional share (in shares)				0.001
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense				7,900,000	7,200,000	6,700,000
Allocated Share-based Compensation Expense, Net of Tax				5,100,000	4,700,000	4,400,000
Compensation expense related to stock options reduced both basic and diluted earnings per share (in dollars per share)				$ (0.02)
Unrecognized compensation expense				8,700,000						8,700,000
Weighted average recognition period				1 year 8 months 24 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Allocated share-based compensation expense				3,000,000	4,500,000	4,500,000
Unrecognized compensation expense			2,500,000	1,400,000	2,500,000					1,400,000
Weighted average recognition period				1 year 7 months 24 days
Granted (in dollars per share)				$ 17.15	$ 12.00	$ 7.35
Grant date fair value of performance shares awarded			2,100,000	1,900,000	2,100,000	5,000,000				1,900,000
Fair value of vested shares				3,700,000	5,600,000	4,400,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense				4,700,000	3,400,000	3,800,000
Granted (in shares)				283,630	424,400	406,500
Grant date fair value of performance shares awarded			4,400,000	5,200,000	4,400,000					5,200,000
2006 and Prior Years [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
Expiration period								10 years
Years 2007 Through 2009 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									3 years
Expiration period									5 years
Years 2010 and Thereafter [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										3 years
Expiration period										7 years
Convertible Subordinated Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Principle amount of debt repurchased											3,500,000	4,500,000
Interest rate				7.00%						7.00%	7.00%		7.00%
Convertible Subordinated Debt [Member] | Notes Payable, Other Payables [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Principle amount of debt repurchased			63,800,000		63,800,000									59,300,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
stock purchased and retired (in shares)				18,489,000	8,949,000	21,533,000
Common Share Repurchase Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount															$ 100,000,000.0
Directors, Officers, and Employees [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				113,000	200,000	700,000